Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Reconciliation of redeemable noncontrolling interest
A reconciliation of redeemable noncontrolling interest for the year December 31, 2017 is as follows:

(in thousands)	Year ended December 31, 2017
Balance, beginning of the period	€351
Net loss attributable to noncontrolling interests	(110)
Fair value adjustments through members’ equity	149
Currency translation adjustments and other	0
Change in ownership of noncontrolling interest	0
Deconsolidation of entity	(390)
Balance, end of period	€—